Statutory Accounting and Dividend Restrictions	12 Months Ended
Dec. 31, 2011
Statutory Accounting and Dividend Restrictions [Abstract]
Statutory Accounting and Dividend Restrictions
Statutory Accounting and Dividend Restrictions
U.S. Insurance Subsidiaries
Our U.S. insurance subsidiaries are required to report their results of operations and financial position to state authorities on the basis of statutory accounting practices prescribed or permitted by such authorities and the National Association of Insurance Commissioners (NAIC), which is a comprehensive basis of accounting other than U.S. generally accepted accounting principles. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. Primerica Life’s statutory financial statements are prepared on the basis of accounting practices prescribed or permitted by the NAIC and the Massachusetts Division of Insurance (Massachusetts DOI), while NBLIC’s statutory financial statements are prepared on the basis of accounting practices prescribed or permitted by the NAIC and the New York State Department of Financial Services (NYSDFS). Our U.S. insurance subsidiaries’ ability to pay dividends is subject to and limited by the various laws and regulations of their respective states.
For Primerica Life, statutory dividend capacity is based on the greater of (1) the previous year’s statutory net gain from operations (not including pro rata distributions of any class of the insurer’s own securities) or (2) 10% of the previous year-end statutory surplus (net of capital stock), subject to a maximum limit equal to statutory unassigned surplus. Dividends that, together with the amount of other distributions or dividends made within the preceding 12 months, exceed this statutory limitation are referred to as extraordinary dividends. Extraordinary dividends require advance notice to the Massachusetts DOI, Primerica Life’s primary state insurance regulator, and are subject to potential disapproval. For dividends exceeding these thresholds, Primerica Life must provide notice to the Massachusetts DOI and receive notice that the Massachusetts DOI does not object to the payment of such dividends. Primerica Life’s statutory surplus was $440.6 million at December 31, 2011. Its statutory net gain from operations was $182.0 million in 2011. However, as a result of our corporate reorganization, we had negative unassigned surplus as of December 31, 2011. Therefore, any dividend payments in 2012 will require regulatory approval.
For NBLIC, statutory dividend capacity is based on the lesser of (1) 10% of the previous year-end statutory earned surplus or (2) the previous year’s statutory net gain from operations, not including realized capital gains. Dividends that, together with the amount of other distributions or dividends in any calendar year, exceed this statutory limitation are considered to be extraordinary dividends. Extraordinary dividends require advance notice to the NYSDFS, NBLIC’s primary state insurance regulator, and are subject to potential disapproval. For dividends exceeding these thresholds, NBLIC must provide notice to the NYSDFS and receive notice that the NYSDFS does not object to the payment of such dividends.
NBLIC’s earned surplus was $171.2 million as of December 31, 2011. Its statutory net gain from operations, not including realized capital gains, was $16.1 million in 2011.
The amount of dividends that our U.S. insurance subsidiaries may pay in 2012 without regulatory consent follows:

2012 Statutory Dividend Capacity
(In thousands)
Primerica Life	$—
NBLIC	16,075
The statutory capital and surplus of our U.S insurance subsidiaries was as follows:

	December 31,
	2011	2010
	(In thousands)
Primerica Life capital and surplus	$443,141	$629,842
NBLIC capital and surplus	173,679	163,249
Primerica Life and NBLIC both exceed the minimum risk-based capital requirements for insurance companies operating in the United States.
Canadian Insurance Subsidiary
Primerica Life Canada is incorporated under the provisions of the Canada Business Corporations Act and is a domiciled Canadian Company subject to regulation under the Insurance Companies Act (Canada) by the Office of the Superintendent of Financial Institutions Canada (OSFI) and by Provincial Superintendents of Financial Institutions/Insurance in those provinces in which Primerica Life Canada is licensed. The financial statements of Primerica Life Canada are prepared in accordance with International Financial Reporting Standards, or IFRS.
In Canada, dividends can be paid subject to the paying insurance company continuing to meet the regulatory requirements for capital adequacy and liquidity and upon 15 days’ minimum notice to OSFI. The amount of dividends that may be paid in 2012 without regulatory consent for Primerica Life Canada is CAD53.3 million, or $52.3 million using the December 31, 2011 period-end exchange rate.
Primerica Life Canada exceeds the minimum capital requirements for insurance companies regulated by the Office of Supervision of Financial Institutions in Canada.